THE STEELPATH MLP FUNDS TRUST

OPPENHEIMER STEELPATH MLP SELECT 40 FUND
OPPENHEIMER STEELPATH MLP ALPHA FUND
OPPENHEIMER STEELPATH MLP INCOME FUND
OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND
OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

Supplement dated December 21, 2012 to the Prospectus dated March 30, 2012

This supplement amends the Prospectus of the above referenced funds (each, a “Fund” and collectively, the “Funds”) and is in addition to any other supplements to the Funds’ Prospectus.

●	On page 70, the section titled “Management of the SteelPath Funds—Advisory Fee” is deleted in its entirety and replaced with the following:

Advisory Fee

Under the terms of the Advisory Agreement, each Fund pays the Advisor an annualized fee based on the level of the Fund’s average daily net assets, at the rates set forth in the chart below. The advisory fee for each Fund is computed and paid monthly.

Select 40 Fund *	0.70%
Alpha Fund	1.10%
Income Fund	0.95%
Alpha Plus Fund	1.25%
Infrastructure Debt Fund	0.80%

*
Prior to December 3, 2012, the Select 40 Fund paid the Adviser the annualized fee set forth in the table above.  Effective December 3, 2012, the Fund pays the Advisor an annualized fee based on the level of the Fund’s average daily net assets, at a rate that declines on additional assets as the Fund grows: 0.70% of the first $3 billion of daily net assets, 0.68% of the next $2 billion, and 0.65% of daily net assets in excess of $5 billion. The advisory fee for the Fund is computed and paid monthly.

December 21, 2012

THE STEELPATH MLP FUNDS TRUST

OPPENHEIMER STEELPATH MLP SELECT 40 FUND
OPPENHEIMER STEELPATH MLP ALPHA FUND
OPPENHEIMER STEELPATH MLP INCOME FUND
OPPENHEIMER STEELPATH MLP ALPHA PLUS FUND
OPPENHEIMER STEELPATH MLP AND INFRASTRUCTURE DEBT FUND

Supplement dated December 21, 2012 to the
Statement of Additional Information dated March 30, 2012

This supplement amends the Statement of Additional Information (“SAI”) of the above referenced funds (each, a “Fund” and collectively, the “Funds”) and is in addition to any other supplements to the Funds’ SAI.

1)	On page 29, the following language is added as an additional bullet point at the end of the section titled “Investment Policies—Fundamental Investment Restrictions”:

●
The Fund cannot underwrite securities of other issuers, except to the extent permitted under the Investment Company Act or the Securities Act of 1933, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules, regulations or exemption may be amended or interpreted from time to time by the Securities and Exchange Commission, its staff, or other authority with appropriate jurisdiction.

2)	On page 30, the following language is added to the end of the section titled “Investment Policies—Nonfundamental Investment Restrictions”:

In addition, each Fund has adopted the following nonfundamental policy:

●
The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company Act

3)	On page 43, the fifth paragraph in the section titled “Investment Advisory Agreement” is deleted in its entirety and replaced with the following:

In consideration of the services provided by the Advisor, each Fund pays the Advisor a fee that is accrued daily and paid monthly at the following annual rates:

Select 40 Fund *	0.70%
Alpha Fund	1.10%
Income Fund	0.95%
Alpha Plus Fund	1.25%
Infrastructure Debt Fund	0.80%

*
Prior to December 3, 2012, the Select 40 Fund paid the Adviser the annualized fee set forth in the table above.  Effective December 3, 2012, the Fund pays the Advisor an annualized fee based on the level of the Fund’s average daily net assets, at a rate that declines on additional assets as the Fund grows: 0.70% of the first $3 billion of daily net assets, 0.68% of the next $2 billion, and 0.65% of daily net assets in excess of $5 billion. The advisory fee for the Fund is computed and paid monthly.

December 21, 2012